Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 16,958	$ 14,221
Cash and cash equivalents - Fair Value	16,958	14,221
Restricted cash - Book Value	1,934	280
Restricted cash - Fair Value	1,934	280
Balance due from related parties, non-current - Book Value	7,862	5,765
Balance due from related parties, non-current - Fair Value	7,862	5,765
Long-term debt, including current portion, net - Book Value	(133,196)	(119,033)
Long-term debt, including current portion, net - Fair Value	(135,075)	(120,660)
Financial Liability, including current portion, net - Book Value	(85,765)	0
Financial Liability, including current portion, net - Fair Value	$ (87,530)	$ 0